Pension Plans (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Funded Status of Defined Benefit Pension Plans
The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2022 and 2023 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2022	2023	2022	2023
Change in benefit obligation:
Benefit obligation at beginning of year	¥114,556	¥111,010	¥128,573	¥121,148
Service cost	6,058	5,704	3,947	3,432
Interest cost	791	731	1,329	2,309
Actuarial loss (income)	(3,977)	(6,538)	(18,503)	(25,124)
Plan participant’s contributions	0	0	295	334
Benefits paid	(4,776)	(4,770)	(1,552)	(1,131)
Business combinations	0	4,733	0	196
Plan amendments	(1,642)	(1,111)	254	(285)
Foreign currency exchange rate change	0	0	6,805	7,537

Benefit obligation at end of year	111,010	109,759	121,148	108,416

Change in plan assets:
Fair value of plan assets at beginning of year	134,392	137,317	119,858	127,251
Actual return on plan assets	2,819	(3,108)	(836)	(15,709)
Employer contribution	3,909	4,162	2,530	2,927
Plan participant’s contributions	0	0	295	334
Benefits paid	(3,803)	(3,913)	(1,439)	(962)
Business combinations	0	2,456	0	175
Plan amendments	0	(111)	0	0
Foreign currency exchange rate change	0	0	6,843	8,188

Fair value of plan assets at end of year	137,317	136,803	127,251	122,204

The funded status of the plans	¥26,307	¥27,044	¥6,103	¥13,788

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥40,118	¥42,337	¥7,753	¥15,465
Accrued benefit liability included in other liabilities	(13,811)	(15,293)	(1,650)	(1,677)

Net amount recognized	¥26,307	¥27,044	¥6,103	¥13,788

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax
Amount recognized in accumulated other comprehensive income (loss), pre-tax,
at March 31, 2022 and 2023 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2022	2023	2022	2023
Net prior service credit	¥266	¥1,100	¥746	¥433
Net actuarial gain (loss)	(12,912)	(12,183)	(1,432)	3,394
Net transition obligation	0	0	3	5

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(12,646)	¥(11,083)	¥(683)	¥3,832

Summary Of Accumulated Benefit Obligations And Fair Value Of Plan Assets For Pension Plans
The accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2022 and 2023 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2022	2023	2022	2023
Accumulated benefit obligations	¥13,386	¥17,335	¥7,407	¥7,256
Fair value of plan assets	0	2,563	5,842	5,630

Summary Of Projected Benefit Obligations And Fair Value Of Plan Assets For Pension Plans With Projected Defined Benefit Obligation In Excess Of Plan Assets
The projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets at March 31, 2022 and 2023 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2022	2023	2022	2023
Projected benefit obligations	¥13,811	¥17,856	¥8,484	¥7,307
Fair value of plan assets	0	2,563	6,834	5,630

Net Pension Cost of Defined Benefit Plans
Net pension cost of the plans for fiscal 2021, 2022 and 2023 consists of the following:

	Millions of yen
	2021	2022	2023
Japanese plans:
Service cost	¥5,831	¥6,058	¥5,704
Interest cost	698	791	731
Expected return on plan assets	(2,427)	(2,663)	(2,739)
Amortization of prior service credit	(178)	(66)	(47)
Amortization of net actuarial loss	1,320	412	79
Plan amendments	0	0	(44)

Net periodic pension cost	¥5,244	¥4,532	¥3,684

Overseas plans:
Service cost	¥3,288	¥3,947	¥3,432
Interest cost	1,711	1,329	2,309
Expected return on plan assets	(3,618)	(4,192)	(4,982)
Amortization of prior service credit	(269)	(320)	(329)
Amortization of net actuarial loss	313	500	9
Amortization of transition obligation	1	1	1

Net periodic pension cost	¥1,426	¥1,265	¥440

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2021, 2022 and 2023 are summarized as follows:

	Millions of yen
	2021	2022	2023
Japanese plans:
Current year actuarial gain (loss)	¥10,424	¥3,795	¥650
Amortization of net actuarial loss	1,320	412	79
Prior service credit due to amendments	(402)	367	881
Amortization of prior service credit	(178)	(66)	(47)

Total recognized in other comprehensive income, pre-tax	¥11,164	¥4,508	¥1,563

Overseas plans:
Current year actuarial gain (loss)	¥(2,308)	¥13,672	¥4,810
Amortization of net actuarial loss	313	500	9
Prior service credit due to amendments	(10)	(255)	(36)
Amortization of prior service credit	(269)	(320)	(329)
Amortization of transition obligation	1	1	1
Foreign currency exchange rate change	(946)	(215)	60

Total recognized in other comprehensive income (loss), pre-tax	¥(3,219)	¥13,383	¥4,515

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts
Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2021	2022	2023
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.7%	0.6%	1.1%
Rate of increase in compensation levels	4.0%	4.0%	4.3%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.6%	0.7%	0.6%
Rate of increase in compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%

Overseas plans	2021	2022	2023
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.0%	1.7%	3.3%
Rate of increase in compensation levels	2.2%	2.2%	2.3%
Interest crediting rate for cash balance plans	—	—	—
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.7%	1.0%	1.7%
Rate of increase in compensation levels	2.2%	2.2%	2.2%
Expected long-term rate of return on plan assets	3.3%	3.5%	4.9%
Interest crediting rate for cash balance plans	—	—	—

Benefits Expected to be Paid
At March 31, 2023, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
202 4	¥5,578	¥2,267
202 5	5,698	2,368
202 6	5,882	2,341
202 7	5,806	2,468
202 8	5,668	2,614
202 9 -203 3	31,909	16,148

Total	¥60,541	¥28,206

Japan
Statement [Line Items]
Fair Value of Pension Plan Assets by Asset Category
The fair value of Japanese pension plan assets at March 31, 2022 and 2023, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2022
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,002	¥0	¥0	¥0
Other than Japan
Pooled funds*2	21,366	0	0	0
Debt securities:
Japan
Pooled funds*3	27,845	0	0	0
Other than Japan
Pooled funds*4	38,070	0	0	0
Other assets:
Life insurance company general accounts*5	29,462	0	29,462	0
Others*6	4,572	0	4,572	0

	¥137,317	¥0	¥34,034	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2022.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥37 million at March 31, 2022.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2023
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥13,607	¥0	¥0	¥0
Other than Japan
Pooled funds*2	19,692	0	0	0
Debt securities:
Japan
Pooled funds*3	24,972	0	0	0
Other than Japan
Pooled funds*4	38,176	0	0	0
Other assets:
Life insurance company general accounts*5	32,372	0	32,372	0
Others*6	7,984	0	7,984	0

	¥136,803	¥0	¥40,356	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2023.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥35 million at March 31, 2023.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas plans
Statement [Line Items]
Fair Value of Pension Plan Assets by Asset Category
The fair value of overseas pension plan assets at March 31, 2022 and 2023, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2022
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥59,932	¥59,932	¥0	¥0
Pooled funds*1	1,031	0	0	0
Debt securities:
Other than Japan
Government bonds	55,999	55,999	0	0
Municipal bonds	4,411	0	4,411	0
Other assets:
Life insurance company general accounts*2	351	0	351	0
Others*3	5,527	0	5,527	0

	¥127,251	¥115,931	¥10,289	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2023
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥49,040	¥49,040	¥0	¥0
Pooled funds*1	960	0	0	0
Debt securities:
Other than Japan
Government bonds	58,310	58,310	0	0
Municipal bonds	4,111	0	4,111	0
Other assets:
Life insurance company general accounts*2	486	0	486	0
Others*3	9,297	0	9,297	0

	¥122,204	¥107,350	¥13,894	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.